United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/2011

Date of Reporting Period:  Quarter ended 02/28/11

Item 1.                      Schedule of Investments

Federated Total Return Bond Fund

Portfolio of Investments

February 28, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 34.3%
		Basic Industry - Chemicals – 0.6%
$3,030,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	3,225,408
4,790,000		Albemarle Corp., Sr. Unsecd. Note, 4.50%, 12/15/2020	4,745,002
9,020,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	11,447,679
350,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	375,651
3,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	4,178,752
5,080,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	5,088,401
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,815,692
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	2,021,944
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,863,094
1,450,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,491,886
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	3,337,158
2,900,000		Sherwin-Williams Co., 3.125%, 12/15/2014	3,020,804
		TOTAL	44,611,471
		Basic Industry - Metals & Mining – 1.4%
650,000		Alcan, Inc., 5.00%, 6/1/2015	707,936
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,517,101
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	966,566
5,030,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	6,286,449
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,211,453
1,500,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	1,506,512
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,338,161
4,515,000		ArcelorMittal, 6.750%, 3/1/2041	4,477,796
8,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	8,261,256
3,000,000		BHP Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,551,407
14,215,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	17,229,591
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,581,855
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,229,783
420,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, 4.75%, 10/15/2014	449,278
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	6,673,200
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	4,189,431
5,300,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	5,720,553
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,327,683
7,900,000		Rio Tinto Finance USA Ltd., 9.00%, 5/1/2019	10,445,330
2,410,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	2,794,041
7,205,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	8,726,231
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,276,116
8,090,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	8,685,791
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,249,403
		TOTAL	108,402,923
		Basic Industry - Paper – 0.4%
540,000		International Paper Co., Bond, 7.30%, 11/15/2039	631,084
15,200,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	18,219,932
3,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	3,016,585
304,000		Westvaco Corp., 7.65%, 3/15/2027	323,452
2,250,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,377,545

Principal Amount or Shares			Value
$4,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	4,361,508
3,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	4,388,565
		TOTAL	33,318,671
		Capital Goods - Aerospace & Defense – 0.4%
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	645,264
3,200,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	3,343,281
1,220,000		Boeing Co., 4.875%, 2/15/2020	1,308,364
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,850,563
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	4,215,450
4,410,000		Goodrich Corp., Sr. Unsecd. Note, 3.60%, 2/1/2021	4,149,541
2,300,000		L-3 Communications Corp., Sr. Unsecd. Note, 4.95%, 2/15/2021	2,337,357
2,910,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	3,083,168
1,740,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	1,607,363
1,000,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	1,072,192
		TOTAL	26,612,543
		Capital Goods - Building Materials – 0.2%
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	13,517,035
4,090,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	4,298,124
		TOTAL	17,815,159
		Capital Goods - Construction Machinery – 0.1%
5,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	5,758,366
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	71,402
500,000		John Deere Capital Corp., 7.00%, 3/15/2012	533,724
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,690,246
		TOTAL	9,053,738
		Capital Goods - Diversified Manufacturing – 0.7%
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,110,419
3,540,000		Dover Corp., Note, 5.45%, 3/15/2018	3,932,137
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,211,925
2,500,000		General Electric Co., Sr. Unsecd. Note, 5.00%, 2/1/2013	2,677,790
3,560,000		Harsco Corp., 5.75%, 5/15/2018	3,870,893
3,760,000		Hubbell, Inc., 5.95%, 6/1/2018	4,248,197
2,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	2,416,202
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	4,147,309
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,022,569
2,520,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,791,847
6,420,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	7,131,689
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	5,002,781
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,560,650
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,487,304
3,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	4,069,749
6,650,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	7,075,408
		TOTAL	55,756,869
		Capital Goods - Environmental – 0.2%
6,270,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	6,795,227
4,950,000		Republic Services, Inc., Company Guarantee, Series WI, 6.20%, 3/1/2040	5,356,476
1,500,000		Waste Management, Inc., 7.375%, 3/11/2019	1,812,799
		TOTAL	13,964,502

Principal Amount or Shares			Value
		Capital Goods - Packaging – 0.1%
$4,520,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	4,513,028
		Communications - Media & Cable – 0.5%
182,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	206,570
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,592,377
4,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	5,379,104
2,400,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	2,699,205
6,335,000		Cox Communications, Inc., 7.125%, 10/1/2012	6,898,295
1,250,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,320,403
4,880,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	6,017,540
7,270,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	9,159,484
3,125,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,450,546
		TOTAL	40,723,524
		Communications - Media Noncable – 0.4%
4,925,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	5,171,393
3,130,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	3,165,208
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	280,638
7,088,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	7,721,748
1,760,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	1,937,558
600,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	668,660
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,094,369
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,571,460
		TOTAL	27,611,034
		Communications - Telecom Wireless – 0.5%
7,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	10,199,203
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,852,330
3,100,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,077,370
11,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	11,676,379
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	4,408,514
4,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	5,259,237
		TOTAL	38,473,033
		Communications - Telecom Wirelines – 1.3%
27,200,000		AT&T, Inc., 6.70%, 11/15/2013	30,872,031
2,500,000		AT&T, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2014	2,756,354
3,600,000		Alltel Corp., Deb., 6.50%, 11/1/2013	4,030,239
6,050,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	6,317,755
8,165,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	8,846,194
2,370,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,630,005
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	1,876,467
5,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	5,933,819
5,240,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	5,338,150
4,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	4,353,906
16,700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	18,934,983
1,470,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,687,718
1,000,000		Verizon Florida LLC, Sr. Unsecd. Note, Series F, 6.125%, 1/15/2013	1,075,330
		TOTAL	94,652,951
		Consumer Cyclical - Automotive – 1.1%
4,660,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	4,964,152
4,950,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	6,048,039
25,910,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	29,146,144

Principal Amount or Shares			Value
$2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,188,987
1,000,000	[1,2]	Hyundai Capital America, Company Guarantee, Series 144A, 3.75%, 4/6/2016	981,230
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	4,416,366
2,190,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	2,206,691
14,975,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	16,211,838
2,700,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	2,858,463
9,440,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	9,899,990
4,010,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,015,587
		TOTAL	83,937,487
		Consumer Cyclical - Entertainment – 0.5%
12,000,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	12,442,751
2,280,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.15%, 4/30/2020	2,361,795
3,000,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.95%, 4/1/2041	3,012,407
2,325,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 6.40%, 4/30/2040	2,461,808
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,016,411
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	5,592,025
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	7,957,109
3,800,000		Walt Disney Co., Sr. Unsecd. Note, Series MTNC, 5.70%, 7/15/2011	3,877,858
		TOTAL	39,722,164
		Consumer Cyclical - Lodging – 0.1%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	5,981,921
3,150,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	3,149,987
850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	906,306
		TOTAL	10,038,214
		Consumer Cyclical - Retailers – 0.6%
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,123,472
3,900,000		CVS Caremark Corp., Note, 6.60%, 3/15/2019	4,523,689
607,819	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	595,597
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	511,788
2,990,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	3,323,586
3,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	3,390,995
2,520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	2,529,450
3,080,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	2,972,200
4,500,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.65%, 8/15/2016	4,938,750
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	218,754
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,519,413
2,000,000		Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	2,267,670
1,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	1,145,096
10,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.20%, 4/15/2038	11,096,380
		TOTAL	42,156,840
		Consumer Cyclical - Services – 0.2%
2,100,000		Boston University, 7.625%, 7/15/2097	2,280,455
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	212,781
2,240,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	2,061,695
2,785,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	2,830,256
4,000,000		Yale University, Note, Series MTN, 2.90%, 10/15/2014	4,156,968
		TOTAL	11,542,155
		Consumer Non-Cyclical - Food/Beverage – 1.1%
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	5,645,126

Principal Amount or Shares			Value
$4,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	4,625,055
3,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	3,641,928
1,510,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	1,629,579
3,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	3,608,261
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,764,238
5,040,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	5,149,843
3,170,000		General Mills, Inc., Note, 5.70%, 2/15/2017	3,575,329
2,000,000		Hershey Foods Corp., Sr. Unsecd. Note, 5.00%, 4/1/2013	2,151,220
2,880,000		Kellogg Co., 4.25%, 3/6/2013	3,056,926
2,295,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	2,456,575
483,000		Kraft Foods, Inc., 5.625%, 11/1/2011	498,396
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	551,057
6,286,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	6,682,471
10,700,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	12,040,475
7,210,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	7,790,657
1,465,000		PepsiCo, Inc., 4.65%, 2/15/2013	1,565,741
4,250,000		PepsiCo, Inc., Note, 4.50%, 1/15/2020	4,450,124
642,000		PepsiCo, Inc., Sr. Unsecd. Note, 7.90%, 11/1/2018	818,663
4,480,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	4,614,037
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	196,775
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	260,277
3,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	3,585,207
1,035,000		Sysco Corp., Sr. Note, 5.375%, 3/17/2019	1,142,851
		TOTAL	85,500,811
		Consumer Non-Cyclical - Health Care – 0.5%
1,125,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,160,302
1,875,000		Boston Scientific Corp., 6.00%, 1/15/2020	1,972,856
2,140,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	2,411,112
3,000,000		Covidien International Finance SA, 5.45%, 10/15/2012	3,201,475
3,660,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	3,847,645
1,800,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	2,176,690
4,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	4,628,241
1,600,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	1,605,167
8,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	9,867,334
5,380,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.15%, 12/28/2012	5,476,505
1,760,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	1,804,654
		TOTAL	38,151,981
		Consumer Non-Cyclical - Pharmaceuticals – 0.6%
10,670,000		Abbott Laboratories, 5.15%, 11/30/2012	11,474,287
1,000,000		Abbott Laboratories, Sr. Unsecd. Note, 5.60%, 11/30/2017	1,139,056
7,120,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,022,100
2,109,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,347,418
3,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	3,173,076
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	471,614
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	4,087,026
2,000,000		GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,259,115
10,730,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	12,453,011
645,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	756,887
		TOTAL	45,183,590

Principal Amount or Shares			Value
		Consumer Non-Cyclical - Products – 0.3%
$1,330,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	1,363,081
5,740,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	5,786,872
550,000		Philips Electronics NV, 4.625%, 3/11/2013	585,842
2,840,000		Philips Electronics NV, 5.75%, 3/11/2018	3,197,134
445,000		Snap-On, Inc., 6.25%, 8/15/2011	455,813
2,190,000		Whirlpool Corp., 5.50%, 3/1/2013	2,314,147
8,080,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	8,663,190
		TOTAL	22,366,079
		Consumer Non-Cyclical - Supermarkets – 0.2%
4,000,000		Kroger Co., 7.50%, 1/15/2014	4,585,140
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,415,549
5,060,000		Kroger Co., Note, 6.80%, 12/15/2018	5,896,707
		TOTAL	13,897,396
		Consumer Non-Cyclical - Tobacco – 0.4%
7,740,000		Altria Group, Inc., 9.25%, 8/6/2019	10,066,217
4,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	4,807,731
5,000,000		Philip Morris International, Inc., 6.875%, 3/17/2014	5,768,039
5,000,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	5,812,500
		TOTAL	26,454,487
		Energy - Independent – 1.0%
2,780,000		Apache Corp., Sr. Unsecd. Note, 5.10%, 9/1/2040	2,592,164
3,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	4,288,537
10,000,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	10,670,414
350,000		Canadian Natural Resources Ltd., 6.70%, 7/15/2011	357,842
1,980,000		Devon Energy Corp., 6.30%, 1/15/2019	2,327,065
11,093,000		Devon Financing Corp., Company Guarantee, 6.875%, 9/30/2011	11,494,732
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,628,784
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,875,951
14,700,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	15,539,938
3,410,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	3,447,757
5,965,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	6,257,706
1,330,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	1,236,744
9,510,000		XTO Energy, Inc., 6.375%, 6/15/2038	11,323,204
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	759,637
		TOTAL	73,800,475
		Energy - Integrated – 0.6%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,102,561
3,470,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	3,519,523
100,000		BP PLC, Deb., 8.75%, 3/1/2032	120,500
9,000,000		Conoco, Inc., 7.25%, 10/15/2031	11,156,707
4,270,000		Hess Corp., 7.00%, 2/15/2014	4,875,196
5,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	5,097,118
2,000,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,217,062
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	7,121,945
5,490,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	5,644,884
194,600	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	196,211
350,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	385,934
		TOTAL	45,437,641

Principal Amount or Shares			Value
		Energy - Oil Field Services – 0.2%
$4,515,000	[1,2]	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,499,685
1,750,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	2,201,455
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	2,126,063
2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	2,238,974
2,350,000		Weatherford International Ltd., 9.875%, 3/1/2039	3,222,573
		TOTAL	14,288,750
		Energy - Refining – 0.3%
2,200,000	[1,2]	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	2,238,089
9,980,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	10,069,636
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	4,514,925
4,390,000		Valero Energy Corp., 9.375%, 3/15/2019	5,606,906
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	956,397
		TOTAL	23,385,953
		Financial Institution - Banking – 7.1%
3,130,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, Series 144A, 2.375%, 12/21/2012	3,177,364
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,179,059
6,840,000		Bank of America Corp., Note, 4.50%, 4/1/2015	7,149,090
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	8,807,671
8,640,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	8,733,206
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,132,335
2,420,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,714,438
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	11,710,021
1,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.90%, 5/1/2013	1,297,098
8,800,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	9,363,275
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,318,750
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,070,808
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	19,076,525
4,500,000		Capital One Bank, Sub., 8.80%, 7/15/2019	5,701,762
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	2,383,600
285,000		Capital One Capital V, 10.25%, 8/15/2039	311,363
13,850,000		Capital One Capital VI, 8.875%, 5/15/2040	14,802,188
7,852,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	9,052,871
5,500,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	5,815,892
10,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	10,390,095
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,082,191
11,600,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	12,704,774
20,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	21,994,339
3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	3,347,230
2,850,000		City National Corp., Note, 5.25%, 9/15/2020	2,845,193
3,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	3,553,906
2,000,000		Credit Suisse (USA), Inc., 5.125%, 1/15/2014	2,175,377
59,501,000		Credit Suisse (USA), Inc., Note, 6.125%, 11/15/2011	61,785,129
4,094,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	4,306,560
2,060,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	2,105,760
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	1,091,854
15,000,000		Credit Suisse AG New York, Sr. Unsecd. Note, 2.20%, 1/14/2014	15,061,652
1,250,000		Credit Suisse FB USA, Inc., Company Guarantee, 5.125%, 8/15/2015	1,370,168
6,630,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.25%, 1/11/2016	6,646,985
4,520,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	4,534,591

Principal Amount or Shares			Value
$3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	3,086,250
6,000,000		Goldman Sachs Group, Inc., 6.00%, 5/1/2014	6,640,118
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,605,642
7,820,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	8,465,660
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	8,631,369
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	1,620,822
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,076,820
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	12,357,108
17,385,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	18,563,126
9,310,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.15%, 4/1/2018	10,223,801
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.60%, 1/15/2012	1,051,613
15,250,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	16,251,948
4,000,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	4,275,102
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,072,695
1,850,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	2,028,738
1,660,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,846,113
13,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	14,607,356
3,150,000		JPMorgan Chase & Co., Sub., 5.75%, 1/2/2013	3,379,218
4,500,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,854,180
3,800,000		M & T Bank Corp., 5.375%, 5/24/2012	3,985,694
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,156,758
80,000		Marshall & Ilsley Bank, Milwaukee, 4.65%, 12/20/2012	84,628
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,044,016
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	700,371
12,350,000		Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	13,147,853
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	266,325
5,020,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	4,953,940
4,100,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	4,247,899
10,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	10,166,269
5,200,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	5,329,976
6,800,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	6,988,300
5,925,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	6,346,121
1,855,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	2,030,627
4,580,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	5,055,167
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	778,753
1,200,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	1,221,166
5,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 3.70%, 11/13/2014	5,193,701
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	2,129,807
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,087,067
2,000,000		PNC Bank, N.A., Series BKNT, 6.00%, 12/7/2017	2,217,539
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,472,005
1,170,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,238,963
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,336,674
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,427,007
1,221,641	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	888,695
8,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	8,495,064
80,000		Southwest Bank AN M&I, Series CD2, 4.65%, 12/20/2012	84,628
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	817,111
1,500,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,616,532

Principal Amount or Shares			Value
$2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,371,680
2,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	2,035,327
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,453,197
11,990,000		Wachovia Corp., 5.75%, 2/1/2018	13,399,600
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,357,044
6,600,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	6,884,777
3,650,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,234,051
		TOTAL	533,675,131
		Financial Institution - Brokerage – 1.1%
5,180,000		BlackRock, Inc., 6.25%, 9/15/2017	5,966,545
10,830,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	11,271,695
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,153,469
2,820,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	3,089,232
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	3,396,321
2,645,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	2,897,793
2,300,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	2,613,399
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	6,722,464
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	4,202,567
4,000,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	4,301,302
9,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	10,697,989
2,401,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2011	621,259
1,750,000	[4,5]	Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	452,812
980,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.00%, 1/15/2015	997,097
2,815,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	2,828,831
440,000		Nuveen Investments, 5.50%, 9/15/2015	387,200
7,560,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	9,024,401
5,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	5,563,567
		TOTAL	83,187,943
		Financial Institution - Finance Noncaptive – 1.7%
126,000		Ally Financial, Inc., Company Guarantee, 6.00%, 4/1/2011	126,472
1,580,000		American Express Co., Note, 2.75%, 9/15/2015	1,555,528
5,605,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	6,996,446
6,480,000		American Express Credit Corp., 5.875%, 5/2/2013	7,037,531
5,000,000		American Express Credit Corp., 7.30%, 8/20/2013	5,638,424
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	4,142,627
500,000		American General Finance Corp., 4.00%, 3/15/2011	502,500
9,600,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	10,396,317
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,699,938
4,770,000		Berkshire Hathaway, Inc., Company Guarantee, 5.00%, 8/15/2013	5,200,906
5,210,000		Discover Bank, Sub., 8.70%, 11/18/2019	6,274,075
15,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	16,038,099
1,900,000		General Electric Capital Corp., 5.30%, 2/11/2021	1,948,593
1,750,000		General Electric Capital Corp., 5.625%, 9/15/2017	1,918,618
14,210,000		General Electric Capital Corp., 5.625%, 5/1/2018	15,487,660
4,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.80%, 1/8/2013	4,107,348
1,800,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,793,589
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.375%, 10/20/2016	2,193,374
5,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.50%, 1/8/2020	5,332,638
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.875%, 1/14/2038	10,013,204

Principal Amount or Shares			Value
$3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 1/10/2039	3,615,098
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series Z, 5.00%, 6/15/2016	209,447
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTN, 5.25%, 4/15/2013	1,002,147
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,489,500
1,109,000	[1,2]	HSBC Finance Corp., Sr. Sub., Series 144A, 6.676%, 1/15/2021	1,166,573
50,000		HSBC Finance Corp., Sr. Unsecd. Note, 5.70%, 6/1/2011	50,627
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	848,779
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,060,000
1,620,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	1,818,121
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	7,678,291
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	853,782
		TOTAL	129,196,252
		Financial Institution - Insurance - Health – 0.2%
2,383,000		UnitedHealth Group, Inc., 6.00%, 11/15/2017	2,681,111
1,710,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,830,867
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,413,856
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	2,941,495
4,279,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	5,086,567
		TOTAL	17,953,896
		Financial Institution - Insurance - Life – 1.5%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	807,016
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,250,015
1,160,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,273,731
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,472,428
2,070,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	2,363,416
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	22,594,439
9,850,000	[1,2]	Met Life Global Funding I, Sr. Secd. Note, 5.125%, 11/9/2011	10,153,923
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,714,840
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	3,052,500
3,000,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	3,522,371
5,000,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	5,879,385
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	12,346,332
4,045,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, 5.15%, 4/15/2013	4,307,736
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,103,465
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,239,888
4,440,000		Prudential Financial, Inc., 5.15%, 1/15/2013	4,722,446
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,171,827
430,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	512,137
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	2,585,255
11,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	12,154,416
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, 6.20%, 11/15/2040	2,174,991
6,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 2.75%, 1/14/2013	6,123,473
		TOTAL	111,526,030
		Financial Institution - Insurance - P&C – 0.9%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	10,276,672
3,450,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	3,782,550
2,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	2,879,707
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	960,574
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	6,203,019

Principal Amount or Shares			Value
$2,400,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	2,453,381
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	7,937,944
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,302,969
3,590,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	4,031,792
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,069,221
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	859,339
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,861,277
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	7,943,255
1,320,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	1,422,074
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,673,086
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, 6.45%, 12/15/2065	7,894,800
		TOTAL	66,551,660
		Financial Institution - REITs – 1.1%
2,920,000		AMB Property LP, 6.30%, 6/1/2013	3,169,315
2,950,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	3,270,254
2,260,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,524,800
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	5,746,470
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	894,812
10,480,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	11,252,261
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	5,748,966
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	1,139,771
1,270,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,276,591
3,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	4,051,760
6,400,000		Prologis, Sr. Note, 6.875%, 3/15/2020	7,132,000
4,900,000		Prologis, Sr. Note, 7.625%, 8/15/2014	5,644,829
3,080,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	3,053,027
14,000,000		Simon Property Group LP, 6.125%, 5/30/2018	15,740,741
4,315,000		Simon Property Group LP, 6.75%, 5/15/2014	4,905,564
1,350,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,380,578
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,478,130
		TOTAL	81,409,869
		Foreign - Local - Government – 0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	951,745
		Municipal Services – 0.0%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	686,455
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,398,961
		TOTAL	2,085,416
		Sovereign – 0.5%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,757,344
2,160,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,145,418
18,850,000		Province of Saskatchewan Canada, Unsecd. Note, 9.125%, 2/15/2021	26,618,350
3,800,000	[1,2]	State of Qatar, 6.40%, 1/20/2040	3,952,000
		TOTAL	37,473,112
		Technology – 1.4%
5,650,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	5,780,018
1,110,000		BMC Software, Inc., 7.25%, 6/1/2018	1,276,101
18,510,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	20,924,336
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	5,383,997
13,385,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	14,978,484

Principal Amount or Shares			Value
$4,200,000		Harris Corp., 5.95%, 12/1/2017	4,723,995
4,340,000		Hewlett-Packard Co., 6.125%, 3/1/2014	4,875,939
2,890,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,237,832
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,690,825
3,320,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.125%, 9/13/2015	3,268,092
5,000,000		IBM Corp., 7.625%, 10/15/2018	6,309,038
500,000		IBM Corp., Deb., 6.22%, 8/1/2027	582,116
135,000		IBM Corp., Deb., 7.50%, 6/15/2013	154,140
3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	4,187,799
2,950,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	3,369,916
1,340,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	1,339,397
3,800,000		KLA-Tencor Corp., 6.90%, 5/1/2018	4,176,271
2,820,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	2,872,566
5,000,000		Oracle Corp., 5.00%, 7/8/2019	5,386,346
1,000,000		Oracle Corp., Note, 5.25%, 1/15/2016	1,116,597
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	562,586
3,500,000		Pitney Bowes, Inc., Sr. Unsecd. Note, 4.625%, 10/1/2012	3,677,245
2,000,000		Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	2,080,840
2,100,000	[1,2]	SAIC, Inc., Company Guarantee, Series 144A, 5.95%, 12/1/2040	2,168,117
		TOTAL	105,122,593
		Transportation - Airlines – 0.3%
5,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	5,352,744
18,168,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	18,927,423
		TOTAL	24,280,167
		Transportation - Railroads – 0.4%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	4,043,339
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	10,249,825
3,000,000		Canadian National Railway Co., 5.55%, 5/15/2018	3,371,835
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,102,982
3,900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	4,400,070
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,694,040
2,000,000		Union Pacific Corp., 7.875%, 1/15/2019	2,498,518
		TOTAL	28,360,609
		Transportation - Services – 0.2%
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	2,298,994
250,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 2.75%, 7/1/2013	255,943
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	2,798,752
2,565,000		Ryder System, Inc., Sr. Unsecd. Note, 3.15%, 3/2/2015	2,611,841
3,580,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 1/15/2021	3,336,072
		TOTAL	11,301,602
		Utility - Electric – 2.0%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,596,479
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,234,249
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	799,265
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	9,030,865
3,000,000		Consolidated Edison Co., 5.85%, 4/1/2018	3,393,238
410,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	463,407
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,261,410
2,950,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	3,814,842

Principal Amount or Shares			Value
$2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,118,445
1,380,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	1,409,451
2,990,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	3,292,702
5,885,000	[1,2]	Electricite De France SA, Note, Series 144A, 5.60%, 1/27/2040	6,083,692
2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,917,851
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	287,142
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	8,532,308
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,628,587
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	3,242,621
3,370,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,548,310
6,520,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	6,832,034
1,830,562	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,033,588
5,560,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	6,239,218
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	1,928,016
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	4,046,063
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,382,577
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,169,879
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,953,893
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	8,668,548
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	954,066
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,017,606
3,300,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	3,363,940
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,024,835
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	490,285
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	758,789
4,075,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	4,076,372
2,000,000		Progress Energy, Inc., 7.05%, 3/15/2019	2,377,503
500,000		SCANA Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 5/15/2011	506,227
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,516,371
1,225,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,270,379
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,064,540
3,700,000		Union Electric Co., 6.00%, 4/1/2018	4,062,698
1,280,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,374,447
7,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	7,859,488
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	7,706,884
		TOTAL	146,333,110
		Utility - Natural Gas Distributor – 0.4%
14,875,000		Atmos Energy Corp., 4.95%, 10/15/2014	15,903,027
2,000,000		Atmos Energy Corp., 5.125%, 1/15/2013	2,104,041
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,622,474
1,700,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,767,666
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,208,549
2,655,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	3,051,186
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	4,000,058
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,301,427
		TOTAL	32,958,428
		Utility - Natural Gas Pipelines – 1.0%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	693,998
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,309,857

Principal Amount or Shares			Value
$2,280,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	2,126,845
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,199,645
2,985,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	3,114,418
11,880,000		Enterprise Products Operating LP, Company Guarantee, 5.90%, 4/15/2013	12,858,936
5,820,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	7,017,995
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	7,480,393
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,575,145
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	5,930,111
3,340,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	3,809,067
12,470,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 7.125%, 3/15/2012	13,265,658
5,760,000		Williams Partners LP, 5.25%, 3/15/2020	6,006,839
3,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	3,158,848
		TOTAL	72,547,755
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,405,269,459)	2,576,288,787
		Adjustable Rate Mortgages – 0.0%
		Federal National Mortgage Association – 0.0%
19,082		FNMA ARM 681769, 2.270%, 1/01/2033	19,878
		Government National Mortgage Association – 0.0%
1,414		GNMA2 ARM 8717, 2.125%, 10/20/2025	1,458
2,791		GNMA2 ARM 80201, 30 Year, 3.375%, 5/20/2028	2,917
		TOTAL	4,375
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $24,026)	24,253
		Asset-Backed Securities – 0.6%
		Commercial Mortgage – 0.6%
12,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AM, 5.509%, 9/15/2039	11,778,576
33,680,000		Morgan Stanley Capital, Inc., Class A4, 5.879%, 6/11/2049	36,636,868
		TOTAL	48,415,444
		Financial Institution - Finance Noncaptive – 0.0%
309,706		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	211,788
		Home Equity Loan – 0.0%
4,522	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	3,753
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $40,633,694)	48,630,985
		Certificate of Deposit – 0.0%
		Financial Institutional - Banking – 0.0%
85,000		Goldman Sachs Bank USA CD, 4.60%, 12/12/2012 (IDENTIFIED COST $86,448)	90,304
		GOVERNMENT AGENCIES – 4.8%
630,000		Federal Farm Credit System, Bond, 4.30%, 12/15/2014	687,830
2,000,000		Federal Farm Credit System, Bond, 4.60%, 5/27/2015	2,020,794
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,096,540
1,000,000		Federal Farm Credit System, Bond, 5.625%, 12/21/2021	1,033,949
45,000,000	[6]	Federal Home Loan Bank System, 3.625%, 10/18/2013	47,855,070
1,250,000		Federal Home Loan Bank System, Bond, 3.50%, 3/13/2015	1,327,466
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/10/2011	2,022,602
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	2,151,587
2,000,000	[6]	Federal Home Loan Bank System, Bond, 4.625%, 10/10/2012	2,130,693
2,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	2,247,264

Principal Amount or Shares			Value
$1,000,000		Federal Home Loan Bank System, Bond, 5.65%, 4/20/2022	1,052,221
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	479,664
2,000,000		Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	2,034,995
40,000,000	[6]	Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	44,556,944
200,000,000		Federal Home Loan Mortgage Corp., Note, 1.75%, 9/10/2015	196,335,400
2,000,000		Federal Home Loan Mortgage Corp., Note, 3.75%, 3/27/2019	2,062,245
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	431,883
40,000,000		Federal National Mortgage Association, 3.875%, 7/12/2013	42,668,788
5,780,000	[6]	Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,250,010
2,000,000		Federal National Mortgage Association, Note, 2.75%, 3/13/2014	2,080,069
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,104,257
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $352,670,060)	362,630,271
		Governments/Agencies – 0.3%
		Sovereign – 0.3%
16,950,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	19,009,425
3,500,000		United Mexican States, 6.625%, 3/3/2015	4,032,000
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $19,773,921)	23,041,425
		U.S. Treasury – 9.5%
		U.S. Treasury Bonds – 0.7%
18,500,000		United States Treasury Bond, 3.875%, 8/15/2040	16,610,976
40,400,000		United States Treasury Bond, 4.25%, 11/15/2040	38,749,280
		TOTAL	55,360,256
		U.S. Treasury Notes – 8.8%
10,000,000		United States Treasury Note, 1.00%, 9/30/2011	10,047,070
125,000,000		United States Treasury Note, 1.125%, 6/15/2013	125,867,438
175,000,000	[6]	United States Treasury Note, 2.00%, 1/31/2016	174,152,335
9,000,000		United States Treasury Note, 3.125%, 5/15/2019	9,027,070
335,750,000	[6]	United States Treasury Note, 3.625%, 2/15/2021	341,546,925
		TOTAL	660,640,838
		TOTAL U.S. TREASURY (IDENTIFIED COST $704,099,518)	716,001,094
		Mortgage-Backed Securities – 0.0%
		Federal Home Loan Mortgage Corporation – 0.0%
200,545		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	217,841
61,526		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	66,903
18,566		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	19,576
		TOTAL	304,320
		Federal National Mortgage Association – 0.0%
94,818		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	100,729
92,137		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	100,369
2,748		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	2,849
349,158		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	374,557
		TOTAL	578,504
		Government National Mortgage Association – 0.0%
22,877		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	26,061
1,434		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	1,640
3,965		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,513
801		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	914
2,946		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,368

Principal Amount or Shares			Value
$330		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	378
163,445		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	184,407
5,849		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	6,655
6,164		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	6,954
1,068		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,208
287,812		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	300,405
68,437		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	77,767
		TOTAL	614,270
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,375,398)	1,497,094
		Collateralized Mortgage Obligations – 7.0%
		Commercial Mortgage – 7.0%
18,686,768		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	18,943,550
14,782,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A4, 5.451%, 1/15/2049	15,789,566
5,000,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class A4, 5.742%, 2/10/2051	5,451,869
10,000,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class AM, 5.809%, 2/10/2051	10,304,062
10,000,000		Bear Stearns Commercial Mortgage Securities 2007-PW16, Class AM, 5.717%, 6/11/2040	10,407,271
5,063,823		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	5,218,546
20,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	20,625,430
22,260,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	24,153,672
14,926,336	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	14,944,437
15,950,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	16,708,774
10,000,000	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A3, 5.002%, 11/10/2046	10,268,490
5,843,847	[1,2]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/3/2015	5,958,449
27,000,000	[1,2]	GS Mortgage Securities Corp. 2010-C2, Class A2, 5.162%, 12/10/2043	28,169,891
17,500,000		JP Morgan Chase Commercial Mortgage Securities 2007-C1, Class A4, 5.716%, 2/15/2051	18,805,910
10,000,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19, Class AM, 5.738%, 2/12/2049	10,331,755
34,517,244	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	35,588,111
13,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A3, 4.069%, 11/15/2043	12,620,075
16,500,000		JP Morgan Chase Commercial Mortgage Securities, Class A4, 5.746%, 2/12/2049	17,860,914
29,602,000		LB-UBS Commercial Mortgage Trust 2007-C1, Class A4, 5.424%, 2/15/2040	31,775,323
16,000,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.323%, 4/15/2041	17,641,309
3,000,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	3,104,483
10,332,000		Merrill Lynch Mortgage Trust 2008-C1, Class A4, 5.69%, 2/12/2051	11,042,111
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.460%, 2/12/2051	6,519,932
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	10,292,919
11,475,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	12,265,469
30,000,000		Morgan Stanley Capital I 2007-IQ14, Class A4, 5.692%, 4/15/2049	31,858,740
31,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.109%, 12/12/2049	33,684,077
9,500,000	[1,2]	Morgan Stanley Capital I 2011-C1, Class A4, 5.033%, 9/15/2047	9,931,599
7,501,000	[1,2]	Morgan Stanley Capital I 2011-C1, Class B, 5.256%, 9/15/2047	7,835,080
22,950,000		Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.649%, 6/11/2042	25,001,654
17,397,848		NCUA Guaranteed Notes 2010-C1, Class A1, 1.60%, 10/29/2020	17,055,328
24,960,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 10/15/2057	24,708,368
		TOTAL	524,867,164
		Federal National Mortgage Association – 0.0%
15,175		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	17,148
6,965		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	8,056
		TOTAL	25,204

Principal Amount or Shares			Value
		Government National Mortgage Association – 0.0%
$199,985		Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	207,061
		Non-Agency Mortgage – 0.0%
6,932	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.076%, 1/28/2027	5,843
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $499,230,087)	525,105,272
		MUNICIPAL – 0.1%
9,840,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72% Bonds, 12/1/2038 (IDENTIFIED COST $10,062,430)	9,799,853
		PREFERRED STOCKS – 0.1%
		Finance - Commercial – 0.0%
26	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.000%	24,780
		Technology – 0.1%
4,425	[1,4]	Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	4,314,375
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,477,163)	4,339,155
		MUTUAL FUNDS – 42.8%;7
5,983,125		Emerging Markets Fixed Income Core Fund	163,187,717
189,057,846		Federated Mortgage Core Portfolio	1,894,359,620
375,616,852	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	375,616,852
7,375,411		Federated Project and Trade Finance Core Fund	73,459,095
106,701,128		High Yield Bond Portfolio	711,696,521
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $3,100,609,986)	3,218,319,805
		Repurchase Agreement – 7.8%
583,411,000		Interest in $5,305,000,000 joint repurchase agreement 0.20%, dated 2/28/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,305,029,472 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,411,130,063 (purchased with proceeds from securities lending collateral). (AT COST)	583,411,000
		TOTAL INVESTMENTS — 107.3% (IDENTIFIED COST $7,721,723,190)[9]	8,069,179,298
		OTHER ASSETS AND LIABILITIES - NET — (7.3)%[10]	(552,104,917)
		TOTAL NET ASSETS — 100%	$7,517,074,381

At February 28, 2011, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Bank of America, N.A.	Goldman Sachs & Co.	Deutsche Bank Securities, Inc.
Reference Entity	Series 15 Investment-Grade Index	Series 15 Investment-Grade Index	Series 15 Investment-Grade Index
Buy/Sell	Buy	Buy	Buy
Pay/Receive Fixed Rate	1.00%	1.00%	1.00%
Expiration Date	12/20/2015	12/20/2015	12/20/2015
Implied Credit Spread at 2/28/2011[11]	1.00%	1.00%	1.00%
Notional Amount	$100,000,000	$100,000,000	$100,000,000
Market Value	$(821,224)	$(821,224)	$(821,224)
Upfront Premiums Received	$807,997	$783,348	$783,348
Unrealized Depreciation	$(13,227)	$(37,876)	$(37,876)

Unrealized Depreciation on Swap Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2011, these restricted securities amounted to $464,884,631, which represented 6.2% of total net assets.

2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2011, these liquid restricted securities amounted to $448,121,662, which represented 6.0% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at February 28, 2011, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$12,000,000	$12,442,751
Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	3/23/2010 - 3/25/2010	$4,469,250	$4,314,375
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.076%, 1/28/2027	2/4/1998	$16,644	$ 5,843
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of February 28, 2011, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$571,344,095	$583,411,000
7	Affiliated companies.
8	7-Day net yield.
9	At February 28, 2011, the cost of investments for federal tax purposes was $7,721,133,446. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from swap contracts was $348,045,852. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $363,358,155 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,312,303.
10	Assets, other than investments in securities, less liabilities.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds*	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$2,576,288,787	$ —	$2,576,288,787
Adjustable Rate Mortgages	—	24,253	—	24,253
Asset-Backed Securities	—	48,630,985	—	48,630,985
Certificate of Deposit	—	90,304	—	90,304
Government Agencies	—	362,630,271	—	362,630,271
Governments/Agencies	—	23,041,425	—	23,041,425
U.S. Treasury	—	716,001,094	—	716,001,094
Mortgage-Backed Securities	—	1,497,094	—	1,497,094
Collateralized Mortgage Obligations	—	525,105,272	—	525,105,272
Municipal	—	9,799,853	—	9,799,853
Equity Securities:
Preferred Stocks
Domestic	—	4,339,155	—	4,339,155
Mutual Funds	3,218,319,805	—	—	3,218,319,805
Repurchase Agreement	—	583,411,000	—	583,411,000
TOTAL SECURITIES	$3,218,319,805	$4,850,859,493	$ —	$8,069,179,298
OTHER FINANCIAL INSTRUMENTS**	$ —	$(2,463,672)	$ —	$(2,463,672)
*	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
**	Other financial instruments include swap contracts.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011